Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Revenues:
Product sales	$2,626,689	$5,123,067	$5,114,558	$7,036,204
Service	-	-	-	-
Licensing	65,122	50,915	142,415	91,124
Total revenues, net	$2,691,811	$5,173,982	$5,256,973	$7,127,328

	For the Years Ended December 31,
	2020	2019

Revenues:
Product sales	$15,522,649	$12,078,798
Licensing revenues	258,670	444,634
Total revenues, net	$15,781,319	$12,523,432

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

For the three and six months ended June 30, 2021 and 2020, the following customer represented more than 10% of total net revenues:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Customer:
Customer A	11%	*	11%	*
Customer B	*	11%	*	*
Customer C	*	11%	*	*

*	Customer did not represent greater than 10% of total net revenue.

For the three and six months ended June 30, 2021 and 2020, the following geographical regions represented more than 10% of total net revenues:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Region:
North America	100%	98%	100%	93%

*	Region did not represent greater than 10% of total net revenue.

For the years ended December 31, 2020 and 2019, the following customers represented more than 10% of total net revenues:

	For the years ended December 31,
	2020	2019
Customer:
Customer A	-%	14%

For the years ended December 31, 2020 and 2019, the following geographical regions represented more than 10% of total net revenues:

	For the Years Ended December 31,
	2020	2019
Region:
North America	87%	76%
Asia-Pacific	2%	9%
Europe	11%	15%

Schedule of Fair Value Financial Assets and Liabilities

The following fair value of financial assets and liabilities and the input level used to determine the fair value at June 30, 2021 is presented below:

	Fair Value Measurements as of June 30, 2021
	Level 1	Level 2	Level 3

Assets:
Short-term investments	$895,600	$-	$-

Liabilities:
Warrant liability	-	-	139,695,115
Total	895,600	-	139,695,115

The following fair value of financial assets and liabilities and the input level used to determine the fair value at December 31, 2020 is presented below:

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3

Assets:
Short-term investments	$1,018,000	$-	$-

Liabilities:
Warrant liability	-	-	-
Total	1,018,000	-	-
The following fair value of the short-term investment held and the input level used to determine the fair value at December 31, 2020 is presented below:
Level 1
U.S. equity stock	$1,018,000

Schedule of Reconciliation of Liabilities Measured at Fair Value

The following table presents a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2021:

Warrant Liability (Level 3)
Balance, December 31, 2020	$-
Issuance of warrants	228,575,715
Change in fair value	773,447
Exercise of warrants	(89,654,047)
Balance, June 30, 2021	$139,695,115

The following changes in level 3 instruments for the year ended December 31, 2020 are presented below:

Contingent Consideration Earnout
Balance, January 1, 2019	$(520,000)
Change in fair value of earnout	520,000
Balance, December 31, 2019	-
TBD Safety, LLC’s sellers earnout	(200,000)
Balance, December 31, 2020	$(200,000)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

As of June 30, 2021 and 2020, the Company excluded the common stock equivalents summarized below, which entitled the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	June 30,	June 30,
	2021	2020
Selling Agent Warrants	-	160,492
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	-	990,000
Shares reserved in exchange for the cancellation of certain non-voting membership interest in EVNT, LLC	1,000,000	-
Placement Agent Warrants	4,911,692	-
Options	80,000	80,000
Convertible shares under notes payable	2,700,587	999,536
Warrants for noteholders	45,491,829	750,000
Warrants for investors	1,500,000	-
Restricted stock units	-	270,000
Series B Convertible Stock	-	-
Shares to be issued	-	46,500
Total	$55,684,108	$3,296,528

	For the Years Ended December 31,
	2020	2019

Selling Agent Warrants	160,492	160,492
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	-	990,000
Options	80,000	80,000
Convertible shares under notes payable	517,073	285,632
Warrants for noteholders	625,000	50,000
Restricted stock units	30,000	210,000
Series B Convertible Stock	764,618	-
Shares to be issued	1,071,483	412,500
Total	3,248,666	2,188,624